Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 Note (Details) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Apr. 02, 2021 USD ($) $ / shares shares	May 31, 2024 USD ($) agreement shares	May 31, 2023 USD ($)
Debt Instrument
Consideration received		$ 1,673
Aggregate principal amount		$ 30,200	$ 36,450
Convertible Note - April 2, 2021 Note
Debt Instrument
Debt instrument term	2 years
Convertible note, aggregate principal	$ 28,500
Debt instrument, extended term	2 years
Consideration received	$ 25,000
Unamortized discount	3,400
Debt issuance costs	$ 100
Convertible notes, interest rate	10.00%
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Debt proceeds requiring investor consent	$ 50,000
Additional debt, increase in interest rate	5.00%
Conversion price per share | $ / shares	$ 10.00
Number of days of notice to be given for conversion of notes into common stock	5 days
Shares reserved | shares	6.0
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Conversion of principal and interest of convertible notes to common stock	$ 3,500
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Period in which company was obligated to reduce the outstanding balance of debt	5 months
Specified monthly redemption amount	$ 7,500
Beneficial conversion feature	$ 0
Number of exchange agreements | agreement		6
Conversion of Series C preferred stock to common stock (in shares) | shares		20.4
Aggregate principal amount		$ 2,831	6,081
Loss on induced conversion		4,700	$ 5,300
Convertible Note - April 2, 2021 Note | Maximum
Debt Instrument
Convertible notes, interest rate	22.00%
Partitioned Notes, April 2, 2021
Debt Instrument
Convertible note, aggregate principal		$ 3,300